Share-Based Compensation - Summary of WhiteWave Restricted Stock Unit Activity (Detail) (WhiteWave Foods [Member], Stock Units [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	674,681
RSUs issued	346,913	674,681
Shares issued upon vesting of RSUs
RSUs cancelled or forfeited	[1]	[1]
Outstanding ending balance	1,021,594	674,681
Weighted average grant date fair value per share	$ 16.36	$ 16.98

[1]	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.